SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) £ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares
Accounting Policies [Abstract]
Net loss	$ (15.3)	£ (12,154,030)	£ (5,906,953)	£ (1,313,601)
Basic weighted average number of shares outstanding | shares	377,472,894	377,472,894	6,178,423	687,199
Diluted weighted average number of shares outstanding | shares	377,472,894	377,472,894	6,178,423	687,199
Basic loss per share | £ / shares		£ (0.03)	£ (0.96)	£ (1.91)
Diluted loss per share | £ / shares		£ (0.03)	£ (0.96)	£ (1.91)